Schedule of Recognized Interest Expense (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest on convertible notes payable			$ 80,761
Interest on notes payable		598	84,739	$ 214,430	$ 346,378
Amortization of debt discounts		63,861
Interest on revolving line of credit			4,946	8,251	19,886
Interest on credit cards			807	2,406	2,606
Total interest expense		28,744	173,445	435,271	2,250,893
Amended warrants					377,200
Finance charge on letter of credit	$ 2,082			2,082
Convertible Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts					101,500
Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts				20,000	83,297
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts				46,090
Warrant [Member] | Convertible Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts					14,050
Warrant [Member] | Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts				46,090	39,661
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest on convertible notes payable			2,192	3,696	6,999
Interest on notes payable		13,480
Amortization of debt discounts		12,632
Related Party [Member] | Convertible Notes Payable [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts					19,004
Related Party [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts		$ 2,034
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest on convertible notes payable				138,316	211,803
Nonrelated Party [Member] | Convertible Notes Payable [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of debt discounts					$ 1,028,509